INCOME TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	$ 4,605,214	$ 3,129,410	$ 2,138,602
Deferred Tax Assets, Gross	1,631,626	1,165,226
Deferred Tax Assets, Net of Valuation Allowance	0	0
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Amount	$ 438,392	$ 929,020